Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 3,914	$ 3,609
Work in progress	541	426
Retail inventories and manufactured finished goods	140,189	132,976
Total inventory	$ 144,644	$ 137,011